Financial instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial instruments	Financial instruments
a.Financial instruments by categories
The Group classifies its financial instruments into the categories below:

	Fair value Level	December 31, 2025	December 31, 2024

Financial assets

Financial assets at amortized cost
Accounts receivable		198,583	221,202
Cash and cash equivalents		53,601	33,418
Client funds on deposit and receivable		25,868	18,704
Deposit/guarantee on lease agreement		2,558	2,247
Investment funds receivable		2,283	—
Project advances		12,270	7,577
Other financial instruments - pre-paid energy trading contracts		15,049	—

Financial assets at fair value through profit or loss
Accounts receivable - Lavoro	2	15,385	12,332
Investments held in trust account	2	—	54,053
Long-term investments - KMP Growth Fund II	2	23,144	20,525
Long-term investments - Lavoro	1	1,065	11,337
Long-term investments - Other	2	20,318	17,354
Short term investments	1	35,111	4,956
Other financial assets – Call options	3	6,372	3,578
Other financial assets – Energy trading contracts	2	164,449	25,169
Other financial assets – Total return swap	2	1,194	—

Financial liabilities
Financial liabilities at amortized cost
Asset-backed payable		68,374	—
Client funds payable		25,868	18,704
Commitment subject to possible redemption		—	54,053
Consideration payable from acquisitions		143,005	184,596
Gross obligation under put option		24,577	18,258
Lease liabilities		23,816	22,438
Loans		174,868	227,971
Suppliers		58,841	41,788

Financial liabilities at fair value through profit or loss
Contingent consideration payable from acquisitions	3	41,429	38,628
Other financial liabilities – Energy trading contracts	2	149,879	17,686
Other financial liabilities – Warrants	3	—	6,143
b.Financial instruments measured at fair value through profit or loss
The fair value hierarchy indicated for financial instruments measured at fair value through profit or loss are classified according to the following hierarchical levels:
•Level 1: measurement based on quotations of identical financial instruments, traded in an active market, without any adjustments;
•Level 2: valuation techniques based on observable inputs. This category covers financial instruments that are valued using: (i) quotations of similar financial instruments, traded in an active market; (ii) quotations of identical or similar financial instruments, traded in a fairly inactive market; and (iii) other valuation techniques in which all significant inputs are directly or indirectly observable in market input;
•Level 3: valuation techniques based on unobservable inputs. This category covers all financial instruments whose valuation techniques are based on inputs not observable in market inputs when such inputs have a significant impact on the measurement of their fair values. This category includes financial instruments that are valued based on quotations of similar financial instruments that, however, require adjustments and assumptions to ensure that their fair values reflect the differences among them.
Transfers between Levels
Transfers between fair value hierarchy levels are analyzed at the end of each reporting period. A transfer into Level 3 would be deemed to occur where there is a change in liquidity or other inputs used in the valuation of the financial instrument.
For the year ended December 31, 2025, the Group had the following transfer between Levels 1 and 2:
On January 1, 2025, the "Accounts receivable – Lavoro" financial instrument was transferred from Level 1 to Level 2. The asset-linked receivable is not traded in active market, however, the valuation of the receivable is linked to the publicly trade share price of Lavoro as observable input (Level 2 measurement) - refer to note 12(b). The value of the "Accounts receivable – Lavoro" financial instrument was not affected by the transfer between levels.
For the year ended December 31, 2024, the Group had the following transfers between Levels 1, 2 and 3.
Transfer from Level 1 to Level 3 fair value measurement
On November 15, 2024, the "Other financial liabilities - Warrants" financial instrument was transferred from Level 1 to Level 3. On September 30, 2024, the fair value of the Warrants issued in connection with the IPO of PLAO was measured using the listed market price of such Warrants, a Level 1 measurement, valued at US$0.3 million. The Warrants were delisted on November 15, 2024, and from December 31, 2024, fair value is measured using a Monte Carlo simulation. The Monte Carlo simulation arrived at a liability of US$6.1 million with a loss of US$5.8 million recognized in the consolidated statement of income for the year ended December 31, 2024 (refer to note 27).
Transfer from Level 3 to Level 2 fair value measurement
On December 31, 2024, the "Long-term investment – KMP Growth Fund II" financial instrument was transferred from Level 3 to Level 2. The valuation methodology changed from using a discounted cash flow to adjusting the valuation in line with the capital account statements received from the fund administrator. The Level 2 allocation is consistent with the Level allocation of other long-term investments held by the Group.
Level 2 valuation techniques – Observable inputs
Investments held in trust account
The SPAC Trust Account is comprised of U.S. treasury notes and bills. The current issued US treasury notes and bills serve as observable input for the valuation of the US treasury notes and bills held by the SPAC (SPAC held US treasury notes and bills were issued before the most recent issue and still outstanding at measurement day (off-the-run)). The investment held in trust account was fully depleted during 2025 with the redemption of SPAC public shares - refer to note 12.a(b).
Accounts receivable – Lavoro
The valuation of the receivable is linked to the publicly traded share price of Lavoro (refer to note 12(b) for details) that serves as observable input for the valuation at measurement date.
Long-term investments
The valuation of long-term investments at measurement date is based on capital account statements received from fund administrators.
Energy trading contracts
Fair value adjustments on energy trading contracts are based on energy prices as published by BBCE – Balcão Brasileiro De Comercialização De Energia, adjusted for the time value of money and taxes using interest - and tax rates available in the market as observable inputs.
Total return swap
The valuation of the total return swap is linked to the publicly traded share price of PAX and the Secured Overnight      Financing Rate ("SOFR") that serve as observable inputs for the valuation at measurement date.
Level 3 valuation techniques - Unobservable inputs
The following analysis illustrates valuation techniques, unobservable inputs used to value Level 3 financial instruments and the sensitivity to reasonable changes in the most significant underlying variables used in the measurement.

Description		Note	Valuation technique	Unobservable inputs	Range of unobservable inputs	Sensitivity	Financial impact

Other financial instruments	Tria call option	21 (c)	Monte Carlo simulation	Average EBITDA *	Risk neutral EBITDA with Standard deviation incorporated	10% change	Increase: US$ 1.4 million Decrease: US$ 1.1 million
Other financial instruments	Warrant liability	21 (c)	Monte Carlo simulation	Business combination probability	1.0% to 10.0%	1% 10%	US$ - million
Consideration payable from acquisition	Contingent consideration payable from acquisition – GPMS	21 (b)	Discounted cash flow	Discount rate Projected revenue targets	5.7%	100 basis points	US$ 0.4 million
Consideration payable from acquisition	Contingent consideration payable from acquisition – Nexus	21 (b)	Contractual payment achieving benchmark fees	Achieving benchmark fees	Benchmark fees as per acquisition agreement	1% Change	US$ 0.1 million
Consideration payable from acquisition	Contingent consideration payable from acquisition – BlueMacaw	21 (b)	Discounted cash flow	Discount rate Achieving fundraising targets	14.7%	100 basis points	US$ 0.1 million
Consideration payable from acquisition	Contingent consideration payable from acquisition – Kamaroopin	21 (b)	Discounted cash flow	Discount rate Achieving fundraising targets	14.7%	100 basis points	US$ - million

*EBITDA - Earnings before interest, tax depreciation and amortization
Other financial instruments:
(i)The Tria Call Option was valued using a Monte Carlo simulation. The expected life of the Tria Option arrangements is in accordance with the timeline disclosed in note 12(c) with an estimated Earnings Before Interest, Taxation, Depreciation and Amortization (EBITDA) as the unobservable input. The derivative was recorded as a financial asset in the Group’s consolidated statement of financial position with the impact from this transaction presented in notes 12(c) and 27.
(ii)The PLAO public warrants were valued using a Monte Carlo simulation until Class A ordinary shares and warrants began trading separately on May 4, 2022. From May 4, 2022, through September 30, 2024, the PLAO warrants have been measured using the listed market price. In the fourth quarter of the 2024 financial year, the PLAO public warrants ceased trading on Nasdaq as they did not meet the continued listing requirement. On December 31, 2025, the warrants were valued using a Monte Carlo simulation with a fair value of US$ Zero. The impact of the fair value adjustment is presented in note 27.
Contingent consideration payable from acquisition:
(i)GPMS business combination
    The Group is required to make a contingent payment, subject to the acquired Aberdeen carve-out funds achieving set revenue targets per the terms of the purchase agreement with a maximum of GBP20.0 million (US$26.9 million) plus interest as potential earn-out settlement. The contingent consideration payment (payable in GBP) had a fair value of US$ 24.1 million and US$29.1 million on acquisition date (April 26, 2024) and December 31, 2025. The fair value was estimated on the acquisition date by projecting revenue target over thirty-four-month period from the acquisition date. The potential earn-out was calculated using unobservable revenue targets and discount rate as inputs to estimate the fair value at the acquisition date. The earn-out is expected to be settled by April 2027 with the impact of the fair value adjustments presented in note 26.
(ii)Nexus business combination
    The Group is required to make a contingent payment, subject to the acquired entity achieving set benchmark fees per the terms of the purchase agreement with no cap on the potential earn-out settlement. The contingent consideration payment (payable in COP) had a fair value of US$ 6.4 million and US$4.8 million on acquisition (July 16, 2024) date and December 31, 2025, respectively. The potential earn-out was calculated using unobservable benchmark fees and discount rate as inputs to estimate the fair value at the acquisition date. The earn-out is expected to be settled by July 2027 with the impact of the fair value adjustments presented in note 26.
(iii)BlueMacaw fund management rights acquisition
    The Group is required to make contingent payments, subject to the acquired fund managing activities achieving certain fundraising objectives per the terms of the purchase agreement. The contingent consideration payment (payable in USD) had a fair value of US$ Zero and US$7.5 million on acquisition date (April 3, 2023) and December 31, 2025, respectively. The earn-out is expected to be settled between 2026 and 2028 with the impact of the fair value adjustments presented in note 26.
(iv)Kamaroopin business combination
    The Group is required to make contingent payments, subject to the acquired entity achieving certain fundraising objectives per the terms of the purchase agreement (earn-out range between US$ 4.0 million and US$ 10.1 million). The contingent consideration payment (payable in BRL) had a fair value of US$4.70 million and US$ Zero on acquisition date (April 12, 2023) and December 31, 2025, respectively. The deadline to achieve targeted fundraising lapsed and the contingent consideration was derecognized with the impact of the derecognition presented in note 26.
The following table presents a reconciliation of financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2025, and December 31, 2024:

	Contingent considerations payable (a)	Long term investments at fair value through profit or loss (b)	PLAO Warrant liability	Call options (c)

Fair value of Level 3 financial instruments on December 31, 2023	18,201	27,624	—	2,896
Cumulative translation adjustment	(2,774)	—	—	(393)
Additions	30,445	—	—	791
Derecognition / settlements - VBI	(10,118)	—	—	(2,522)
Transfer from level 1 to level 3	—	—	470	—
Transfer from level 3 to level 2	—	(27,624)	—	—
Changes in fair value *	2,874	—	5,673	2,806
Fair value of Level 3 financial instruments on December 31, 2024	38,628	—	6,143	3,578
Cumulative translation adjustment	3,728	—	—	988
Derecognition	(1,049)	—	—	—
Settlement - BlueMacaw	(1,000)
Change in fair value *	1,122	—	(6,143)	1,806
Fair value of Level 3 financial instruments on December 31, 2025	41,429	—	—	6,372

* Changes in fair value include the impact from price risk and/or foreign exchange rate risk.
(a)Include contingent consideration payable from acquisitions to sellers of VBI, Kamaroopin, Nexus, BlueMacaw and GPMS (refer note 21 (b)). The VBI contingent consideration was settled on August 1,2024, with the exercise of the call option.
(b)Relates to investments in Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia, and KMP Growth Fund II (refer note 12(b)).
(c)Include VBI and Tria call option arrangements to purchase remaining non-controlling interest and other purchased options (refer note 21(d)). The VBI call option was exercised on August 1, 2024.
c.Financial instruments measured at amortized cost
On December 31, 2025, and 2024, the recognized values of financial instruments measured at amortized cost correspond approximately to their fair values. Financial instruments are initially recognized at the present value of the future settlement value and subsequently adjusted for the time value of money where the future expected settlement value is significantly different from the present value. Time value of money is accounted for on loans, gross obligation under put options, consideration payable from acquisitions, lease liabilities and the asset-backed payable. The remainder of financial instruments are considered short-term in nature and the current recognized value approximates its’ fair value.
d.Risk management
The Group is exposed to the following risks arising from the use of financial instruments:
(i)Credit risk
(ii)Liquidity risk
(iii)Market risk
The Group determines concentrations of risk by assessing the nature, extent, and impact of risks in its investment portfolio. This assessment considers a range of factors that are relevant to its investment strategy and objectives, including geographic concentration, industry concentration, credit risk, market risk, and liquidity risk.
To manage concentrations of risk, the Group uses various risk management strategies, including diversification, hedging, and monitoring of counterparty credit risk. The Group also regularly reports on its risk management activities and the effectiveness of its risk management policies and procedures to its audit committee and board of directors.
While the Group uses quantitative measures, such as percentages of its portfolio invested in particular regions or industries, to help determine concentrations of risk, it also uses its judgment and experience in assessing the overall impact of concentrations of risk on its investment portfolio and making informed investment decisions.
(i)Credit risk
Credit risk is the possibility of incurring a financial loss if a client or a counterpart in a financial instrument fails to perform its contractual obligations.
The Group has low exposure to credit risk because its customer base is formed by investors in each investment fund. These investors are required to comply with the capital calls to repay related investment fund expenses. If capital calls are not complied with, the participation of that investor is diluted among the remaining investors of the investment fund. Additionally, management fees could be settled by the sale of the underlying investments kept by the investment funds. The cash and short-term investments are maintained in large financial institutions with high credit ratings.
Furthermore, accounts receivable balances on December 31, 2025, consist of management fees, performance fees of investment funds, advisory fees and reimbursement of expenses to be received from investees of such investment funds as well as settlements receivable form energy trading contracts.
The amounts receivable, including project advances, on December 31, 2025, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (a)	4,627	2,685	1,554	1,171	9,446	79,121	12,507	223	7,242	95,392	213,968
Project Advances	—	—	—	—	—	3,533	3,049	1,512	4,176	—	12,270
Total	4,627	2,685	1,554	1,171	9,446	82,654	15,556	1,735	11,418	95,392	226,238

(a)Due in "Over 360 days" include:
•The postponed balance of US$76.8 million for PBPE VI LP. (“PBPE Fund IV”) - refer to note 8(b).
•The Lavoro asset-linked receivable of US$15.4 million - refer to note 8(c).

ii.Liquidity risk
Liquidity risk is the possibility that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial assets which might affect the Group’s payment ability, taking into consideration the different currencies and settlement terms of its financial assets and financial liabilities.
The Group performs the financial management of its cash and cash equivalents and short-term investments, keeping funds available for honoring its obligations and reducing its exposure to liquidity risk. Additionally, the Group has the option for certain financial instruments to be settled either in cash or through issuing Class A common shares of the Company.
Expected future payments reflect undiscounted future cash outflows to settle financial liabilities on December 31, 2025, which are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total

Suppliers	58,841	—	—	—	—	58,841
Lease payments	1,051	1,052	1,052	3,157	22,832	29,144
Loans (a)	264	3,728	1,461	5,354	182,095	192,902
Consideration and deferred consideration payable	31,123	29,538	4,599	29,570	37,253	132,083
Contingent consideration payable	4,836	2,185	—	—	38,506	45,527
Gross obligation under put option	—	—	—	—	44,217	44,217
Financial liabilities – energy trading contracts (b)	19,425	20,861	15,479	61,658	32,456	149,879
Asset-backed payable (c)	—	—	—	—	75,000	75,000
Client funds payable (d)	25,868	—	—	—	—	25,868
Total	141,408	57,364	22,591	99,739	432,359	753,461

(a)Principal values outstanding on December 31, 2025, are expected to be settled on maturity – refer to note 16 for maturity dates of loans with financial institutions.
(b)The Group has an equivalent of US$179.5 million in energy trading financial assets which decreases the Group's liquidity risk on settlement date – refer to note 12(c) for the aging of financial assets and liabilities on energy trading.
(c)To be settled with funds receivable from PBPE Fund IV - refer to note 8(b).
(d)Settled with proceeds held in Client funds on deposit account - refer note 7.
iii.Market risk
Market risk is defined as the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Group is exposed to the following market risks:
•security price risk,
•commodity price risk,
•interest rate risk, and
•foreign exchange risk
The Group's policy is to minimize its exposure to market risk.
Security price risk:
Long-term investments made by the Group represent investments in investment fund products where fair value is derived from the reported Net Asset Values (“NAV”) for each investment fund, which in turn are based upon the value of the underlying assets held within each of the investment fund products and the anticipated redemption horizon of the investment fund product. Investment fund products expose the Group to market risk and therefore this process is subject to limits consistent with the Group’s risk appetite. To manage its price risk arising from investments in securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
A 10% (December 31, 2024: 10%) increase in the price of Level 2 Long-term investments, with other variables held constant, would have increased the net income before income tax by US$4.3 million (December 31, 2024: US$2.9 million). A 10% decrease in the price will have an equal but opposite impact.
In addition to the investments in investment fund products, the Group holds publicly traded shares in Lavoro, a Level 1 financial instrument. The Group is exposed to security price risk if the shares trade below US$3.50 as a price below US$3.50 will fall outside of the spread covered by the investment fund – refer to note 12(b). On December 31, 2025, the share price of Lavoro was trading for US$0.45 that resulted in a net unrealized loss of US$7.2 million recognized in consolidated statement of income for the year.
The valuation of the total return swap is linked to the fluctuation in PAX share price and a 10% increase in the share price would increase the net income before income tax by US$2.4 million. A 10% decrease in the price will have an equal but opposite impact.
Commodity price risk
The Group trades energy contracts in Brazil as disclosed in note 12(c). Commodity price risk exists as the Group is exposed to unexpected changes in energy prices due to extraordinary events. The risk is managed by controlling exposure to price fluctuations within acceptable parameters while optimizing returns.
The Group has a net financial asset position in energy contracts of US$29.6 million - refer to note 12(c). A 10% fluctuation in current energy prices in Brazil will result in a US$1.9 million change in the Group’s net financial asset position.
Interest rate risk
The Group has loans with leading financial institutions as summarized in note 16. The financial institutions charge interest at SOFR plus a fixed premium. An interest rate risk exists due to possible unexpected changes in the SOFR rate.
The sensitivity analyses have been determined based on the exposure for floating rate payables at the reporting date.

Interest rate exposure	Net income impact *	Sensitivity - 100bps Increase	Sensitivity - 100bps Decrease

Sensitivity on net income before tax	12,081	(1,840)	1,840
*The net income impact represents the interest expense for the year ended December 31, 2025 - refer to note 27.
Foreign exchange risk
Foreign exchange risk exists as the Group is exposed to changes in foreign exchange rates affecting the income or expenses, and the assets or liability balances of contracts indexed to a foreign currency. The Group measures its foreign exchange exposure by subtracting its non-US dollar currency liabilities from its respective non-US dollar currency denominated assets, thus obtaining its net foreign exchange exposure and the amount affected by exchange fluctuations.
The sensitivity analysis below is based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:

On December 31, 2025	Balance in each exposure currency						Exchange Variation impact in US$ considering 10% change in the reporting date rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	Other (f)

Cash and cash equivalents	129,832	6,107	10,682,087	11,298,921	5,446	4,679	4,795
Short term investments	93,147	—	804,002	35,544,150	—	—	2,722
Client funds on deposit & receivable	—	—	23,347,795	—	—	—	2,587
Accounts receivable	366,100	—	11,401,065	17,387,010	7,866	—	9,436
Projects Advance	24,911	—	224,938	1,125,556	221	—	537
Deposit/guarantee on lease agreement	88	336	1,212,992	104,959	589	—	222
Long-term investments	9,607	—	481,354	7,295,837	2,381	—	742
Investment funds receivable	—	—	2,060,675	—	—	—	228
Client funds payable	—	—	(23,347,795)	—	—	—	(2,587)
Lease liabilities	(30,458)	—	(3,002,414)	(5,652,410)	(6,139)	—	(1,862)
Suppliers	(259,339)	(271)	(1,444,443)	(2,142,549)	(4,300)	—	(5,512)
Other financial assets	1,021,493	—	—	—	—	—	18,565
Other financial liabilities	(824,699)	—	—	—	—	—	(14,988)
Loans	—	—	(106)	(1,500,227)	—	—	(40)
Gross obligation under put option	(123,904)	—	—	—	—	—	(2,252)
Consideration and deferred consideration payable from acquisitions	(388,294)	—	—	(133,897,759)	(26,273)	—	(14,135)
Contingent consideration payable from acquisition	—	—	—	(18,288,540)	(21,579)	—	(3,391)
Net Impact							(4,933)

On December 31, 2024	Balance in each exposure currency					Exchange Variation impact in US$ considering 10% change in the reporting date rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)
Cash and cash equivalents	16,381	8,165	5,801,886	38,227,167	8,711	2,912
Short term investments	9,015	—	1,211,133	595	—	267
Client funds on deposit & receivable	—	—	18,612,153	—	—	1,870
Accounts receivable	280,434	1	10,655,062	11,129,539	12,122	7,371
Projects Advance	15,075	—	957,783	1,659,138	413	431
Deposit/guarantee on lease agreement	88	240	1,187,614	149,008	514	192
Long-term investments	6,540	—	575,532	7,891,367	118	357
Client funds payable	—	—	(18,612,153)	—	—	(1,870)
Lease liabilities	(37,170)	—	(3,639,862)	(5,710,950)	(4,358)	(1,642)
Suppliers	(127,861)	(261)	(2,133,015)	(4,788,674)	(4,749)	(2,986)
Other financial assets	178,011	—	—	—	—	2,875
Other financial liabilities	(109,517)	—	—	—	—	(1,769)
Loans	—	—	100	341,037	—	8
Gross obligation under put option	97,561	—	—	—	—	1,576
Consideration and deferred consideration payable from acquisitions	(443,089)	—	—	(121,147,698)	(45,319)	(15,585)
Contingent consideration payable from acquisition	(44,673)	—	—	(26,817,201)	(20,206)	(3,863)
Net Impact						(9,856)

(a)BRL - Brazilian Real, (b) HKD - Hong Kong dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling (f) Other - Mexican Peso & Peruvian Nuevo Sol